Notes Receivable (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Notes Receivable
Notes receivable		¥ 3,638,300	¥ 0
Loan payable	$ 516,099	¥ 3,627,557	¥ 5,269,000